UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02932

Morgan Stanley High Yield Securities Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	August 31, 2009

Date of reporting period:	February 28, 2009

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley High Yield Securities Inc. performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended February 28, 2009

Total Return for the 6 Months Ended February 28, 2009
Class A	Class B	Class C	Class I	Barclays Capital U.S. Corporate High Yield- 2% Issuer Cap Index[1]	Lipper High Current Yield Bond Funds Index[2]
–20.67%	–20.51%	–21.05%	–20.07%	–21.50%	–25.09%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The financial markets deteriorated considerably during the six-month reporting period, particularly in the first four months. In September, the credit crisis intensified following the government takeover of Fannie Mae and Freddie Mac and the bankruptcy of Lehman Brothers. Investor confidence plummeted and near-panic ensued as the credit markets seized. Fears of an economic recession exacerbated the crisis, further dampening sentiment. Investors shunned risky assets in a flight to quality which drove prices on all but high-quality Treasury securities markedly lower. Lower-rated, higher-yielding securities were particularly hard hit in the risk-averse environment. In fact, the high yield corporate sector turned in its worst quarterly performance on record in the last quarter of 2008, despite a rally in the second half of December. The high yield market continued to improve through mid-February 2009, then reversed course and declined again through month end.

Industry returns within high yield varied considerably, but for the overall six-month period, the top performing industries were finance companies and environmental, with positive returns of 2.8 percent and 1.2 percent, respectively, followed by supermarkets and health care, which returned –2.6 percent and –5.8 percent. The worst performing industries were gaming (down 44.7 percent), automobile related (down 43.2 percent), technology (down 38.5 percent) and building materials (down 38.2 percent).

Performance Analysis

All share classes of Morgan Stanley High Yield Securities Inc. outperformed the Barclays Capital (formerly Lehman Brothers) U.S. Corporate High Yield-2% Issuer Cap Index (the "Index") and the Lipper High Current Yield Bond Funds Index for the six months ended February 28, 2009, assuming no deduction of applicable sales charges.

We continued to position the Fund defensively, which was a primary contributor to performance. In particular, we focused on larger, more liquid companies and on less cyclical or economically-sensitive sectors of the market. This strategy was beneficial as these types of investments better weathered the economic downturn. We also maintained a higher average credit quality within the portfolio than that of the Index, which was advantageous given the outperformance of higher-rated securities within the high yield market for most of the period.

With regard to sector allocations, the Fund held an underweight versus the Index in the building materials sector. This positioning was additive to relative returns as the sector was one of the poorer performers for the period. An overweight to the health care sector, which performed relatively well, was also advantageous.

Conversely, the Fund's overweight allocation to the gaming sector early in the reporting period was a detractor from relative performance as this was the worst performing sector of the high yield market for the six-month reporting period.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP FIVE INDUSTRIES as of 02/28/09
Cable/Satellite TV	9.1%
Oil & Gas Production	7.0
Electric Utilities	6.9
Hospital/Nursing Management	4.8
Specialty Telecommunications	4.7
LONG-TERM CREDIT ANALYSIS as of 02/28/09
A/A+	4.6%
Baa/BBB+	1.2
Ba/BB-	20.6
B/B	50.1
Caa/CCC	20.9
Not rated	2.6

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities in the industries shown above. Top five industries are as a percentage of net assets and long-term credit analysis are as a percentage of total long-term investments. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in fixed-income securities (including zero coupon securities) rated below Baa by Moody's Investors Service, Inc. ("Moody's") or below BBB by Standard & Poor's Rating Group, a division of The McGraw-Hill Companies, Inc. ("S&P"), or in non-rated securities considered by the Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., to be appropriate investments for the Fund. Such securities may also include "Rule 144A" securities, which are subject to resale restrictions. Shareholders of the Fund will receive at least 60 days' prior notice of any changes in this policy. The Fund may also use derivative instruments as discussed in the Fund's prospectus. These derivative instruments will be counted toward the 80 percent policy discussed above to the extent they have economic characteristics similar to the securities included within that policy. Securities rated below Baa or BBB are commonly known as "junk bonds." There are no minimum quality ratings for investments, and as such the Fund may invest in securities which no longer make payments of interest or principal, including defaulted securities.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns—Period Ended February 28, 2009

Symbol	Class A Shares* (since 09/26/79) HYLAX	Class B Shares** (since 07/28/97) HYLBX	Class C Shares† (since 07/28/97) HYLCX	Class I Shares†† (since 09/26/79) HYLDX
1 Year	(21.34)%[3] (24.68) [4]	(21.38)%[3] (24.99) [4]	(21.94)%[3] (22.66) [4]	(20.66)%[3] —
5 Years	(0.19) [3] (1.06) [4]	(0.71) [3] (1.00) [4]	(0.94) [3] (0.94) [4]	(0.07) [3] —
10 Years	(5.00) [3] (5.41) [4]	(5.41) [3] (5.41) [4]	(5.63) [3] (5.63) [4]	(4.78) [3] —
Since Inception	4.01 [3] 3.85 [4]	(4.66) [3] (4.66) [4]	(4.87) [3] (4.87) [4]	4.26 [3] —

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges.

Prior to July 28, 1997 the Fund offered only one class of shares. Because the distribution arrangement for Class A most closely resembled the distribution arrangement applicable prior to the implementation of multiple classes (I.e., Class A is sold with a front-end sales charge), historical performance information has been restated to reflect the actual maximum sales charge applicable to Class A (I.e., 4.25%) as compared to the 5.50% sales charge in effect prior to July 28, 1997. In addition, Class A shares are now subject to an ongoing 12b-1 fee which is reflected in the restated performance for that class.

Because all shares of the Fund held prior to July 28, 1997 were designated Class I shares, the Fund's historical performance has been restated to reflect the absence of any sales charge.

*  The maximum front-end sales charge for Class A is 4.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class I has no sales charge.

(1)  The Barclays Capital (formerly Lehman Brothers) U.S. Corporate High Yield - 2% Issuer Cap Index is the 2% Issuer Cap component of the Barclays Capital (formerly Lehman Brothers) U.S. Corporate High Yield Index which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Securities are classified as high-yield if the middle rating of Moody's, Fitch, and S&P is Ba1/BB+/BB+ or below. The Index excludes Emerging Markets debt. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper High Current Yield Bond Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper High Current Yield Bond Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper High Current Yield Bond Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 09/01/08 – 02/28/09.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	09/01/08	02/28/09	09/01/08 – 02/28/09
Class A
Actual (–20.67% return)	$1,000.00	$793.30	$9.12
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.63	$10.24
Class B
Actual (–20.51% return)	$1,000.00	$794.90	$11.35
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.15	$12.72
Class C
Actual (–21.05% return)	$1,000.00	$789.50	$11.76
Hypothetical (5% annual return before expenses)	$1,000.00	$1,011.65	$13.22
Class I
Actual (–20.07% return)	$1,000.00	$799.30	$8.03
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.87	$9.00

  @  Expenses are equal to the Fund's annualized expense ratios of 2.05%, 2.55%, 2.65% and 1.80% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 2.06%, 2.56%, 2.66% and 1.81% for Class A, Class B, Class C and Class I shares, respectively.

Morgan Stanley High Yield Securities Inc.

Portfolio of Investments  ■  February 28, 2009 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (92.3%)
	Advertising/Marketing Services (0.1%)
$3,505	Idearc Inc. (l)	8.00%	11/15/16	$70,100
	Aerospace & Defense (1.8%)
1,905	Bombardier Inc. 144A (a)	6.30	05/01/14	1,285,875
465	L-3 Communications Corp.	5.875	01/15/15	431,288
335	TransDigm Inc.	7.75	07/15/14	309,875
				2,027,038
	Alternative Power Generation (0.7%)
800	NRG Energy, Inc.	7.375	01/15/17	742,000
	Aluminum (0.4%)
1,425	Novelis, Inc.	7.25	02/15/15	452,438
	Apparel/Footwear (0.5%)
795	Oxford Industries, Inc.	8.875	06/01/11	592,275
	Apparel/Footwear Retail (1.7%)
560	American Stores Co.	7.50	05/01/37	560,000
1,620	Brown Shoe Co., Inc.	8.75	05/01/12	1,344,600
				1,904,600
	Auto Parts: O.E.M. (0.2%)
920	ArvinMeritor, Inc. (l)	8.75	03/01/12	234,600
	Automotive Aftermarket (0.3%)
725	KAR Holdings, Inc. (l)	8.75	05/01/14	326,250
	Beverages: Alcoholic (0.6%)
715	Constellation Brands, Inc. (l)	7.25	05/15/17	679,250
	Broadcasting (1.6%)
1,120	LIN Television Corp. (l)	6.50	05/15/13	588,000
1,265	Univision Communications Inc. (l)	7.85	07/15/11	727,375
910	XM Satellite Radio Holdings Inc - 144A (a)	13.00	08/01/13	404,950
				1,720,325
	Building Products (1.5%)
345	Hanson PLC	7.875	09/27/10	226,358
1,525	Interface Inc.	9.50	02/01/14	1,105,625
1,790	Nortek Inc.	8.50	09/01/14	295,350
				1,627,333
	Cable/Satellite TV (9.1%)
893	CCH I LLC/CCH I Cap Co.	11.00	10/01/15	80,370
576	CCH II LLC/CCH II (l)	10.25	10/01/13	460,800

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Portfolio of Investments  ■  February 28, 2009 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$1,830	CSC Holdings Inc - 144A (a)	8.50%	06/15/15	$1,756,800
1,235	CSC Holdings Inc - 144A (a)(l)	8.625	02/15/19	1,154,725
1,330	DIRECTV Holdings/DIRECTV Finance Co. (l)	7.625	05/15/16	1,283,450
1,360	EchoStar DBS Corp. (l)	6.375	10/01/11	1,302,200
3,290	Intelsat Corp. - 144A (a)	9.25	06/15/16	3,018,575
315	Virgin Media Finance PLC (United Kingdom)	8.75	04/15/14	284,681
805	Virgin Media Finance PLC (United Kingdom)	9.125	08/15/16	711,419
				10,053,020
	Casino/Gaming (3.7%)
27,175	Aladdin Gaming Holdings/Capital Corp. LLC (Series B) (b)(c)(f)	13.50	03/01/10	0
1,732	Harrah's Operating Co., Inc - 144A (a)	10.00	12/15/15	493,620
1,295	Las Vegas Sands Corp. (l)	6.375	02/15/15	537,425
2,500	MGM MIRAGE Inc. - 144A (a)(l)	13.00	11/15/13	1,812,500
1,075	MGM MIRAGE Inc.	6.00	10/01/09	792,813
565	Mohegan Tribal Gaming Authority (l)	6.375	07/15/09	446,350
27,634	Resort At Summerlin LP/Ras Co. (Series B) (b)(c)(f)	13.00	12/15/07	0
				4,082,708
	Chemicals: Agricultural (0.9%)
1,045	Terra Capital Inc. (Series B)	7.00	02/01/17	956,175
	Chemicals: Major Diversified (0.3%)
545	Westlake Chemical Corp. (l)	6.625	01/15/16	329,725
	Chemicals: Specialty (1.7%)
205	Airgas, Inc - 144A (a)	7.125	10/01/18	195,262
780	Innophos Holdings Inc. - 144A (a)	9.50	04/15/12	565,500
725	Innophos, Inc.	8.875	08/15/14	580,000
585	Koppers Industry Inc.	9.875	10/15/13	549,900
				1,890,662
	Coal (1.9%)
860	Foundation PA Coal Co.	7.25	08/01/14	780,450
1,480	Massey Energy Co. (l)	6.875	12/15/13	1,309,800
				2,090,250
	Containers/Packaging (3.5%)
1,060	Berry Plastics Holding Corp. (l)	8.875	09/15/14	636,000
690	Graham Packaging Company Inc. (l)	8.50	10/15/12	538,200
220	Graham Packaging Company Inc.	9.875	10/15/14	139,700
1,000	Graphic Packaging International Corp. (l)	9.50	08/15/13	750,000
1,020	Owens-Illinois, Inc. (l)	7.50	05/15/10	1,040,400

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Portfolio of Investments  ■  February 28, 2009 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$1,030	Solo Cup Co. (l)	8.50%	02/15/14	$710,700
				3,815,000
	Data Processing Services (1.1%)
1,315	SunGard Data Systems Inc. (l)	9.125	08/15/13	1,124,325
90	SunGard Data Systems Inc. - 144A (a)	10.625	05/15/15	76,500
				1,200,825
	Drugstore Chains (0.3%)
1,170	Rite Aid Corp. (l)	8.625	03/01/15	280,800
	Electric Utilities (6.9%)
415	AES Corp. (The)	7.75	03/01/14	374,537
675	AES Corp. (The) - 144A (a)	8.00	06/01/20	563,625
655	AES Corp. (The) - 144A (a)	8.75	05/15/13	638,625
1,355	Intergen - 144A (a)	9.00	06/30/17	1,280,475
965	IPALCO Enterprises, Inc.	8.625	11/14/11	940,875
2,040	Mirant Americas Generation, LLC	8.50	10/01/21	1,601,400
1,160	Reliant Energy Inc. (l)	7.875	06/15/17	849,700
2,565	Texas Competitive Electric Holdings LLC (l)	10.25	11/01/15	1,308,150
				7,557,387
	Electrical Products (2.0%)
510	Baldor Electric Co. (l)	8.625	02/15/17	406,725
2,314	Ormat Funding Corp.	8.25	12/30/20	1,793,347
				2,200,072
	Electronic Components (0.5%)
575	Flextronics International Ltd. (l)	6.50	05/15/13	510,313
	Engineering & Construction (0.6%)
765	Edison Mission Energy (l)	7.75	06/15/16	699,975
	Finance/Rental/Leasing (1.9%)
2,775	Ford Motor Credit Co LLC.	7.25	10/25/11	1,504,999
775	United Rentals NA, Inc. (l)	6.50	02/15/12	612,250
				2,117,249
	Financial Conglomerates (1.4%)
733	General Motors Acceptance Corp. - 144A (a)	6.75	12/01/14	356,282
1,760	General Motors Acceptance Corp. - 144A (a)	6.875	09/15/11	1,146,344
				1,502,626
	Food Retail (2.4%)
195	Albertson's, Inc. (l)	7.50	02/15/11	193,537
1,016	CA FM Lease Trust - 144A (a)	8.50	07/15/17	1,041,118

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Portfolio of Investments  ■  February 28, 2009 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$925	Supervalu Inc. (l)	7.50%	05/15/12	$901,875
505	Supervalu Inc. (l)	7.50	11/15/14	492,375
				2,628,905
	Food: Meat/Fish/Dairy (2.4%)
930	Michael Foods Inc. (Series B)	8.00	11/15/13	830,025
1,320	Pilgrim's Pride Corp. (b)(c)	7.625	05/01/15	646,800
1,060	Smithfield Foods, Inc. (l)	7.00	08/01/11	805,600
320	Tyson Foods, Inc. - 144A (a) WI	10.50	03/01/14	303,200
				2,585,625
	Forest Products (0.4%)
460	Crown Americas, Inc.	7.625	11/15/13	464,600
	Health Care (0.3%)
330	Fresenius US Finance II - 144A (a)(l)	9.00	07/15/15	344,850
	Home Building (0.1%)
170	Pulte Homes, Inc.	6.375	05/15/33	99,450
	Hospital/Nursing Management (4.8%)
1,050	Community Health Systems (l)	8.875	07/15/15	998,812
1,200	HCA, Inc.	5.75	03/15/14	852,000
1,617	HCA, Inc.	6.25	02/15/13	1,269,345
711	HCA, Inc. (l)	9.125	11/15/14	668,340
930	Sun Healthcare Group Inc.	9.125	04/15/15	857,925
700	Tenet Healthcare Corp.	7.375	02/01/13	595,000
				5,241,422
	Industrial Specialties (1.0%)
1,250	JohnsonDiversey, Inc.	9.625	05/15/12	1,050,000
	Information Technology Services (0.6%)
960	VANGENT INC	9.625	02/15/15	612,000
	Integrated Oil (0.3%)
390	Cimarex Energy Co. (l)	7.125	05/01/17	321,750
	Major Telecommunications (0.7%)
425	Sprint Capital Corp.	6.90	05/01/19	276,686
790	Sprint Nextel Corp.	6.00	12/01/16	514,209
				790,895
	Medical Specialties (0.2%)
290	Invacare Corp.	9.75	02/15/15	274,050

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Portfolio of Investments  ■  February 28, 2009 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Medical/Nursing Services (3.1%)
$395	DaVita Inc.	6.625%		03/15/13	$387,100
2,200	Fresenius Medical Care Capital Trust	7.875		06/15/11	2,222,000
590	Select Medical Corp.	7.625		02/01/15	365,800
810	Select Medical Corp. (l)	8.834	(j)	09/15/15	429,300
					3,404,200
	Metal Fabrications (0.5%)
605	Hexcel Corp. (l)	6.75		02/01/15	532,400
	Miscellaneous Commercial Services (1.4%)
200	Iron Mountain Inc. (l)	7.75		01/15/15	199,500
1,365	Iron Mountain Inc.	8.625		04/01/13	1,371,825
					1,571,325
	Motor Vehicles (0.1%)
995	General Motors Corp. (l)	8.375		07/15/33	136,813
	Movies/Entertainment (0.3%)
325	AMC Entertainment Inc. (Series B)	8.625		08/15/12	315,250
	Oil - Exploration & Production (1.1%)
715	Forest Oil Corp.	7.25		06/15/19	575,575
760	Forest Oil Corp. (l)	7.75		05/01/14	680,200
					1,255,775
	Oil & Gas Pipelines (2.3%)
430	El Paso Corp.	6.875		06/15/14	382,193
710	El Paso Corp.	7.625		07/15/11	682,412
145	El Paso Corp. (l)	12.00		12/12/13	154,425
1,370	Pacific Energy Partners/Finance	7.125		06/15/14	1,263,950
					2,482,980
	Oil & Gas Production (7.0%)
1,910	Chaparral Energy, Inc.	8.50		12/01/15	458,400
305	Chaparral Energy, Inc.	8.875		02/01/17	74,725
200	Chesapeake Energy Corp.	6.375		06/15/15	164,500
555	Chesapeake Energy Corp.	6.50		08/15/17	439,838
600	Chesapeake Energy Corp.	7.50		09/15/13	538,500
250	Chesapeake Energy Corp.	9.50		02/15/15	233,750
1,290	Hilcorp Energy/Finance - 144A (a)	7.75		11/01/15	993,300
1,080	Newfield Exploration Co.	6.625		09/01/14	966,600
255	Newfield Exploration Co. (l)	7.125		05/15/18	225,675
1,140	Opti Canada Inc. (l)	8.25		12/15/14	393,300
905	Petrohawk Energy Corp. - 144A (a)	10.50		08/01/14	895,950

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Portfolio of Investments  ■  February 28, 2009 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$1,230	Plains Exploration & Production Co.	7.625%	06/01/18	$1,076,250
445	Plains Exploration & Production Co.	7.75	06/15/15	409,400
1,175	Sandridge Energy	8.625	04/01/15	790,188
				7,660,376
	Oilfield Services/Equipment (0.7%)
965	CIE Gener de Geophysique S.A. (France)	7.50	05/15/15	759,937
	Other Consumer Services (1.0%)
640	Expedia, Inc. - 144A (a)	8.50	07/01/16	528,000
815	Ticketmaster Entertainment, Inc. - 144A (a)(l)	10.75	08/01/16	590,875
				1,118,875
	Pharmaceuticals: Major (0.9%)
1,050	Warner Chilcott Corp. (l)	8.75	02/01/15	992,250
	Pharmaceuticals: Other (0.4%)
465	Axcan Intermediate Holdings	12.75	03/01/16	426,637
	Publishing: Books/Magazines (0.2%)
1,536	Dex Media West/Finance	9.875	08/15/13	238,080
	Pulp & Paper (2.3%)
1,730	Georgia Pacific Corp. - 144A (a)	7.125	01/15/17	1,595,925
525	Glatfelter P.H.	7.125	05/01/16	443,625
1,245	NewPage Corp.	10.00	05/01/12	382,838
500	NewPage Corp.	12.00	05/01/13	72,500
				2,494,888
	Real Estate Investment Trusts (1.0%)
1,515	Host Marriott LP (l)	6.375	03/15/15	1,098,375
	Recreational Products (0.3%)
310	Scientific Games Corp.	6.25	12/15/12	281,325
	Services to the Health Industry (3.3%)
985	HEALTHSOUTH Corp. (l)	10.75	06/15/16	992,387
1,285	National Mentor Holdings Inc.	11.25	07/01/14	1,066,550
1,720	Omnicare Inc.	6.75	12/15/13	1,608,200
				3,667,137
	Specialty Stores (0.2%)
645	Sonic Automotive, Inc.	8.625	08/15/13	203,175
	Specialty Telecommunications (4.7%)
1,595	American Tower Corp. (l)	7.50	05/01/12	1,598,987
1,700	Citizens Communications Co.	9.00	08/15/31	1,249,500

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Portfolio of Investments  ■  February 28, 2009 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$1,900	Qwest Capital Funding, Inc. (l)	7.25%	02/15/11	$1,819,250
525	Windstream Corp. (l)	8.125	08/01/13	511,875
				5,179,612
	Telecommunications (0.1%)
165	Nordic Tel Company - 144A (a) (Denmark)	8.875	05/01/16	150,975
	Utilities (0.3%)
334	Midwest Generation, LLC (Series B)	8.56	01/02/16	329,746
	Water Utilities (0.6%)
670	Nalco Co.	7.75	11/15/11	666,650
	Wholesale Distributors (0.8%)
1,000	RBS Global & Rexnold Corp. (l)	9.50	08/01/14	850,000
	Wireless Telecommunications (1.3%)
685	Nextel Communications, Inc.	6.875	10/31/13	325,535
1,110	Wind Acquisition Finance SA - 144A (a) (Luxembourg)	10.75	12/01/15	1,118,325
				1,443,860
	Total Corporate Bonds (Cost $182,185,121)			101,337,184
	Convertible Bonds (1.1%)
	Cable/Satellite TV (0.7%)
865	Charter Communications Inc. - 144A (a)(l)	10.875	09/15/14	804,450
	Oilfield Services/Equipment (0.4%)
635	Key Energy Services, Inc.	8.375	12/01/14	415,925
	Total Convertible Bonds (Cost $1,202,360)			1,220,375

NUMBER OF SHARES
	Common Stocks (0.1%)
	Casino/Gaming (e)(f)(g) (0.0%)
212,312	Fitzgeralds Gaming Corp.	0
	Food: Specialty/Candy (d)(e)(f) (0.0%)
13,317	SFAC New Holdings Inc. (h)	0
2,447	SFFB Holdings Inc.	0
		0
	Restaurants (d)(e)(f) (0.1%)
10,126	American Restaurant Group Holdings, Inc. (Class A)	81,008

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Portfolio of Investments  ■  February 28, 2009 (unaudited) continued

NUMBER OF SHARES		VALUE
	Specialty Telecommunications (d)(e)(f)(i) (0.0%)
34,159	Birch Telecom Inc.	$341
	Textiles (d)(e)(f) (0.0%)
2,389,334	U.S. Leather, Inc.	0
	Wireless Telecommunications (d) (0.0%)
5,199	USA Mobility, Inc. (l)	47,519
	Total Common Stocks (Cost $217,151,162)	128,868
	Preferred Stock (0.1%)
	Financial Conglomerates
697	General Motors Acceptance Corp. - 144A (a) (Cost $292,304)	119,057
	Convertible Preferred Stock (0.0%)
	Finance/Rental/Leasing
2,800	Fannie Mae Ser 2008-1 (Cost $140,000)	1,820

NUMBER OF WARRANTS		EXPIRATION DATE
	Warrants (0.0%)
	Casino/Gaming (f)
319,500	Aladdin Gaming Enterprises, Inc. - 144A (a) (Cost $3,195)	03/01/10	0

PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investments (33.6%)
	Securities Held as Collateral on Loaned Securities (28.7%)
	Repurchase Agreements (8.7%)
$5,244	Bank of America Securities LLC (0.28% dated 02/27/09, due 03/02/09; proceeds $5,243,899; fully collateralized by U.S. Government Agency securities at the date of this Portfolio of Investments as follows: Government National Mortgage Assoc. 4.00% - 7.00% due 08/20/31 - 05/15/49; valued at $5,348,652).	5,243,776
2,163	Barclay's Capital (0.7125% dated 02/27/09, due 03/02/09; proceeds $2,162,986; fully collateralized by common stocks at the date of this Portfolio of Investments as follows: Monster Worldwide, Inc.; St. Joe Co.; valued at $2,271,137).	2,162,858
2,163	Citigroup (0.7125%, dated 02/19/09, due 03/02/09; proceeds $2,162,986; fully collateralized by convertible preferred stock at the date of this Portfolio of Investments as follows: Simon Property Group, Inc.; valued at $2,273,077).	2,162,858
	Total Repurchase Agreements (Cost $9,569,492)	9,569,492

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Portfolio of Investments  ■  February 28, 2009 (unaudited) continued

NUMBER OF SHARES (000)		VALUE
	Investment Company (k) (20.0%)
21,919	Morgan Stanley Institutional Liquidity Fund - Money Market Portfolio - Institutional Class (Cost $21,919,266)	$21,919,266
	Total Securities Held as Collateral on Loaned Securities (Cost $31,488,758)	31,488,758
	Investment Company (k) (4.9%)
5,425	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $5,425,290)	5,425,290

Total Short-Term Investments (Cost $36,914,048)		36,914,048
Total Investments (Cost $437,888,190) (m) (n)	127.2%	139,721,352
Liabilities in Excesss of Other Assets	(27.2)	(29,902,921)
Net Assets	100.0%	$109,818,431

  WI  Security purchased on a when-issued basis.

  (a)  Resale is restricted to qualified institutional investors.

  (b)  Issuer in bankruptcy.

  (c)  Non-income producing security; bond in default.

  (d)  Acquired through exchange offer.

  (e)  Non-income producing security.

  (f)  Securities with total market value equal to $81,349 have been valued at their fair value as determined in good faith under procedures established by and under general supervision of the Fund's Directors. Such fair value measurements may be level 2 measurements if observable inputs are available. See Note 9.

  (g)  Resale is restricted, acquired (12/22/98) at a cost basis of $957,527.

  (h)  Resale is restricted, acquired (06/10/99) at a cost basis of $133.

  (i)  Resale is restricted, acquired (between 06/18/98 and 05/11/99) at a cost basis of $17,257,340.

  (j)  Floating rate security. Rate shown is the rate in effect at February 28, 2009.

  (k)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

  (l)  All or a portion of this security was on loan at February 28, 2009.

  (m)  Securities have been designated as collateral in connection with purchase of a when-issued security.

  (n)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.The aggregate gross unrealized appreciation is $2,079,160 and the aggregate gross unrealized depreciation is $300,245,998, resulting in net unrealized depreciation of $298,166,838.

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Financial Statements

Statement of Assets and Liabilities

February 28, 2009 (unaudited)

Assets:
Investments in securities, at value (cost $410,543,634) (Including $29,777,196 securities loaned)	$112,376,796
Investment in affiliate, at value (cost $27,344,556)	27,344,556
Cash (including $29 in foreign currency)	800,029
Receivable for:
Interest	2,704,175
Investments sold	1,969,367
Capital stock sold	43,219
Dividends from affiliate	3,800
Prepaid expenses and other assets	55,100
Total Assets	145,297,042
Liabilities:
Collateral on securities loaned at value	31,488,758
Payable for:
Investments purchased	1,999,216
Swap contracts termination	1,110,727
Capital stock redeemed	407,807
Dividends and distributions to shareholders	97,464
Transfer agent fee	92,679
Investment advisory fee	36,129
Distribution fee	29,523
Administration fee	7,253
Accrued expenses and other payables	209,055
Total Liabilities	35,478,611
Net Assets	$109,818,431
Composition of Net Assets:
Paid-in-capital	$2,392,974,055
Net unrealized depreciation	(298,166,840)
Accumulated undistributed net investment income	3,343,130
Accumulated net realized loss	(1,988,331,914)
Net Assets	$109,818,431
Class A Shares:
Net Assets	$45,543,132
Shares Outstanding (2,000,000,000 shares authorized, $.01 par value)	36,959,867
Net Asset Value Per Share	$1.23
Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$1.28
Class B Shares:
Net Assets	$22,798,730
Shares Outstanding (2,000,000,000 shares authorized, $.01 par value)	18,706,068
Net Asset Value Per Share	$1.22
Class C Shares:
Net Assets	$8,079,740
Shares Outstanding (2,000,000,000 shares authorized, $.01 par value)	6,601,601
Net Asset Value Per Share	$1.22
Class I Shares:
Net Assets	$33,396,829
Shares Outstanding (2,000,000,000 shares authorized, $.01 par value)	27,192,917
Net Asset Value Per Share	$1.23

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Financial Statements continued

Statement of Operations

For the six months ended February 28, 2009 (unaudited)

Net Investment Income: Income
Interest	$7,404,466
Income from securities loaned - net	71,555
Dividends from affiliate	26,884
Dividends	14,949
Total Income	7,517,854
Expenses
Professional fees	426,276
Transfer agent fees and expenses	266,895
Investment advisory fee	254,821
Distribution fee (Class A shares)	59,093
Distribution fee (Class B shares)	107,720
Distribution fee (Class C shares)	37,727
Administration fee	48,537
Shareholder reports and notices	38,813
Registration fees	24,920
Directors' fees and expenses	9,043
Custodian fees	8,093
Other	18,697
Total Expenses	1,300,635
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(3,149)
Net Expenses	1,297,486
Net Investment Income	6,220,368
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	(75,159,804)
Futures contracts	(946,202)
Swap contract	1,779,062
Foreign exchange transactions	134,497
Net Realized Loss	(74,192,447)
Change in Unrealized Appreciation/Depreciation on:
Investments	35,878,515
Futures contracts	94,519
Swap contracts	(1,284,124)
Net translation of other assets and liabilities denominated in foreign currencies	(48,128)
Net Change in Unrealized Appreciation/Depreciation	34,640,782
Net Loss	(39,551,665)
Net Decrease	$(33,331,297)

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2009	FOR THE YEAR ENDED AUGUST 31, 2008
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$6,220,368	$12,255,604
Net realized gain (loss)	(74,192,447)	1,307,994
Net change in unrealized appreciation/depreciation	34,640,782	(10,972,965)
Net Increase (Decrease)	(33,331,297)	2,590,633
Dividends to Shareholders from Net Investment Income:
Class A shares	(2,522,685)	(4,436,122)
Class B shares	(1,445,540)	(3,333,056)
Class C shares	(447,501)	(822,177)
Class I shares	(1,991,676)	(3,714,579)
Total Dividends	(6,407,402)	(12,305,934)
Net decrease from capital stock transactions	(14,381,759)	(40,565,263)
Net Decrease	(54,120,458)	(50,280,564)
Net Assets:
Beginning of period	163,938,889	214,219,453
End of Period (Including accumulated undistributed net investment income of $3,343,130 and $3,530,164, respectively)	$109,818,431	$163,938,889

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Notes to Financial Statements  ■  February 28, 2009 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley High Yield Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, (the "Act") as a diversified, open-end management investment company. The Fund seeks as a primary objective to earn a high level of current income. As a secondary objective, the fund seeks capital appreciation but only to the extent consistent with its primary objective. The Fund was incorporated in Maryland on June 14, 1979 and commenced operations on September 26, 1979. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class I shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) credit default/interest rate swaps are marked to market daily based upon quotations from market makers; (6) futures are valued at the latest price published by the commodities exchange on which they trade; (7) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the

Morgan Stanley High Yield Securities Inc.

Notes to Financial Statements  ■  February 28, 2009 (unaudited) continued

Fund's Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Directors of the Fund; (8) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Directors; (9) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily except where collection is not expected.

C. Multiple Class Allocations —- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Morgan Stanley High Yield Securities Inc.

Notes to Financial Statements  ■  February 28, 2009 (unaudited) continued

E. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gains/losses on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities held. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gains or losses. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund follows the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended August 31, 2008, remains subject to examination by taxing authorities.

G. Swaps — The Fund adopted the provisions of the FASB Staff Position Paper No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No.45 ("FSP FAS 133-1" and "FIN 45-4"), effective December 31, 2008. FSP FAS 133-1 and FIN 45-4 requires the seller of credit derivatives to provide additional disclosure about its credit derivatives.

The Fund may enter into credit default swap contracts, a type of credit derivative, for hedging purposes or to gain exposure to a credit or index of credits in which the Fund may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer or index of issuers. A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay

Morgan Stanley High Yield Securities Inc.

Notes to Financial Statements  ■  February 28, 2009 (unaudited) continued

outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. The seller in a credit default swap contract would be required to pay an agreed-upon amount to the buyer in the event of an adverse credit event of the issuer. This agreed-upon amount approximates the notional amount of the swap as disclosed in the table following the Portfolio of Investments and is estimated to be the maximum potential future payment that the seller could be required to make under the credit default swap contract. In the event of an adverse credit event, the seller generally does not have any contractual remedies against the issuer or any other third party. However, if a physical settlement is elected, the seller would receive the defaulted credit and, as a result, become a creditor of the issuer.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

The Fund accrues for the periodic fees on credit default swaps on a daily basis with the net amount accrued recorded within realized gains/losses on swap contracts on the Statement of Operations. Net unrealized gains are recorded as an asset or net unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of the swap contracts is reported as unrealized gains or losses on the Statement of Operations. Payments received or made upon entering into a credit default swap contract, if any, are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap.

The Fund may also enter into interest rate swaps primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps are contractual agreements to exchange periodic interest payment streams calculated on a predetermined notional principal amount. Interest rate swaps generally involve one party paying a fixed interest rate and the other party paying a variable rate. The Fund will usually enter into interest rate swaps on a net basis, i.e, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund accrues the net amount with respect to each interest rate swap on a daily basis. This net amount is recorded within realized gains/losses on swap contracts on the Statement of Operations. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley High Yield Securities Inc.

Notes to Financial Statements  ■  February 28, 2009 (unaudited) continued

Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to the risk of default or non-performance by the counterparty. If there is a default by the counterparty to a swap agreement, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. For cash collateral received, the Fund pays a monthly fee to the counterparty based on the effective rate for Federal Funds.

H. Security Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at February 28, 2009 are $29,777,196 and $31,488,758, respectively. The Fund received cash collateral which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower

I. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

J. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/ Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund

Morgan Stanley High Yield Securities Inc.

Notes to Financial Statements  ■  February 28, 2009 (unaudited) continued

determined at the close of each business day: 0.42% to the portion of the daily net assets not exceeding $500 million; 0.345% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.295% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.27% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; 0.245% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.22% to the portion of the daily net assets exceeding $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 0.75% of the average daily net assets of Class B shares; and (iii) Class C — up to 0.85% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $65,368,206 at February 28, 2009.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended February 28, 2009, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.85%, respectively.

Morgan Stanley High Yield Securities Inc.

Notes to Financial Statements  ■  February 28, 2009 (unaudited) continued

The Distributor has informed the Fund that for the six months ended February 28, 2009, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $50, $38,619 and $504, respectively and received $1,850 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. For the six months ended February 28, 2009, advisory fees paid were reduced by $3,149 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as "dividends from affiliate" in the Statement of Operations and totaled $26,884 for the six months ended February 28, 2009. During the six months ended February 28, 2009, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class aggregated $190,648,853 and $185,867,978, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 28, 2009, aggregated $51,897,767 and $69,083,102, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended February 28, 2009, included in Directors' fees and expenses in the Statement of Operations amounted to $7,450. At February 28, 2009, the Fund had an accrued pension liability of $117,979 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are

Morgan Stanley High Yield Securities Inc.

Notes to Financial Statements  ■  February 28, 2009 (unaudited) continued

offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

To hedge against adverse interest rates, the Fund may purchase and sell interest rate futures contracts ("futures contracts").

Forward and futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the underlying securities or currencies. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Fund expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Fund may also enter into these transactions to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risks may exceed the related amounts shown in the Statement of Assets and Liabilities.

The Fund may enter into credit default swaps for hedging purposes to add leverage to its portfolio or to gain exposure to a credit in which the Fund may otherwise invest. Credit default swaps may involve greater risks than if a fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. If the Fund is a buyer and no credit event occurs, it will lose its investment. In addition, if the Fund is a seller and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the maximum payout amount it pays to the buyer, resulting in a loss to the Fund.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Morgan Stanley High Yield Securities Inc.

Notes to Financial Statements  ■  February 28, 2009 (unaudited) continued

6. Capital Stock

Transactions in capital stock were as follows:

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2009		FOR THE YEAR ENDED AUGUST 31, 2008
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	3,370,471	$4,304,800	3,044,592	$5,197,255
Conversion from Class B	486,353	620,389	2,990,187	5,160,101
Reinvestment of dividends	1,868,630	2,318,048	1,868,089	3,179,633
Redeemed	(6,496,757)	(8,494,384)	(11,534,672)	(19,793,676)
Net decrease — Class A	(771,303)	(1,251,147)	(3,631,804)	(6,256,687)
CLASS B SHARES
Sold	663,721	847,352	768,559	1,306,926
Conversion to Class A	(491,417)	(620,389)	(3,022,112)	(5,160,101)
Reinvestment of dividends	1,059,160	1,302,768	1,359,338	2,293,557
Redeemed	(8,250,668)	(10,573,815)	(12,673,541)	(21,517,259)
Net decrease — Class B	(7,019,204)	(9,044,084)	(13,567,756)	(23,076,877)
CLASS C SHARES
Sold	170,460	238,558	408,295	704,150
Reinvestment of dividends	311,425	384,236	361,939	612,896
Redeemed	(1,153,943)	(1,480,391)	(2,257,404)	(3,836,633)
Net decrease — Class C	(672,058)	(857,597)	(1,487,170)	(2,519,587)
CLASS I SHARES
Sold	64,549	88,713	227,135	393,481
Reinvestment of dividends	1,341,147	1,661,909	1,633,029	2,778,006
Redeemed	(3,917,515)	(4,979,553)	(6,919,180)	(11,883,599)
Net decrease — Class I	(2,511,819)	(3,228,931)	(5,059,016)	(8,712,112)
Net decrease in Fund	(10,974,384)	$(14,381,759)	(23,745,746)	$(40,565,263)

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley High Yield Securities Inc.

Notes to Financial Statements  ■  February 28, 2009 (unaudited) continued

As of August 31, 2008, the Fund had temporary book/tax differences primarily attributable to post-October losses (foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), interest on bonds in default and book amortization of discounts on debt securities.

8. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

9. Fair Valuation Measurements

The Fund adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), effective September 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley High Yield Securities Inc.

Notes to Financial Statements  ■  February 28, 2009 (unaudited) continued

The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund's investments carried at value:

		FAIR VALUE MEASUREMENTS AT FEBRUARY 28, 2009 USING
	TOTAL	QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Investments in Securities	$139,721,352	$27,392,075	$112,247,928	$81,349

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

INVESTMENTS IN SECURITIES
Beginning Balance	$346,034
Net purchases (sales)	(212,570)
Transfers in and/or out	—
Change in unrealized appreciation/depreciation	920,706
Realized gains (losses)	(972,821)
Ending Balance	$81,349
Net change in unrealized appreciation/ depreciation from investments still held as of February 28, 2009	$0

10. Accounting Pronouncement

On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statements No. 133 ("SFAS 161"). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the Fund's financial statements has not yet been determined.

Morgan Stanley High Yield Securities Inc.

Financial Highlights

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED AUGUST 31,
	MONTHS ENDED
	FEBRUARY 28, 2009		2008		2007		2006		2005	2004
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$1.64		$1.73		$1.73		$1.79		$1.80	$1.67
Income (loss) from investment operations:
Net investment income(1)	0.07		0.11		0.11		0.12		0.13	0.16
Net realized and unrealized gain (loss)	(0.41)		(0.09)		0.00		(0.06)		(0.01)	0.09
Total income (loss) from investment operations	(0.34)		0.02		0.11		0.06		0.12	0.25
Less dividends from net investment income	(0.07)		(0.11)		(0.11)		(0.12)		(0.13)	(0.12)
Net asset value, end of period	$1.23		$1.64		$1.73		$1.73		$1.79	$1.80
Total Return(2)	(20.67	)%(4)	1.29%		6.65%		3.84%		6.84%	15.40%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.05	%(5)(6)	1.73	%(6)	1.59	%(6)	1.26	%(7)	1.12%	1.03%
Net investment income	10.34	%(5)(6)	6.57	%(6)	6.24	%(6)	6.79	%(7)	7.24%	8.98%
Supplemental Data:
Net assets, end of period, in thousands	$45,543		$61,839		$71,664		$75,099		$77,861	$21,595
Portfolio turnover rate	44	%(4)	27%		26%		26%		43%	51%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  Not annualized.

  (5)  Annualized.

  (6)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of 0.01% for the six months ended February 28, 2009 and an effect of less than 0.005% for the years ended August 31, 2008 and August 31, 2007.

  (7)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
August 31, 2006	1.30%	6.75%

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED AUGUST 31,
	MONTHS ENDED
	FEBRUARY 28, 2009		2008		2007		2006		2005	2004
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$1.62		$1.72		$1.72		$1.77		$1.79	$1.67
Income (loss) from investment operations:
Net investment income(1)	0.06		0.10		0.10		0.11		0.12	0.15
Net realized and unrealized gain (loss)	(0.39)		(0.09)		0.01		(0.04)		(0.02)	0.08
Total income (loss) from investment operations	(0.33)		0.01		0.11		0.07		0.10	0.23
Less dividends from net investment income	(0.07)		(0.11)		(0.11)		(0.12)		(0.12)	(0.11)
Net asset value, end of period	$1.22		$1.62		$1.72		$1.72		$1.77	$1.79
Total Return(2)	(20.51	)%(4)	0.21%		6.78%		3.34%		5.68%	14.15%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.55	%(5)(6)	2.23	%(6)	2.10	%(6)	1.77	%(7)	1.66%	1.60%
Net investment income	9.84	%(5)(6)	6.07	%(6)	5.74	%(6)	6.28	%(7)	6.70%	8.41%
Supplemental Data:
Net assets, end of period, in thousands	$22,799		$41,721		$67,410		$119,288		$205,739	$360,513
Portfolio turnover rate	44	%(4)	27%		26%		26%		43%	51%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  Not annualized.

  (5)  Annualized.

  (6)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of 0.01% for the six months ended February 28, 2009 and an effect of less than 0.005% for the years ended August 31, 2008 and August 31, 2007.

  (7)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
August 31, 2006	1.81%	6.24%

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED AUGUST 31,
	MONTHS ENDED
	FEBRUARY 28, 2009		2008		2007		2006		2005	2004
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$1.63		$1.72		$1.72		$1.78		$1.80	$1.67
Income (loss) from investment operations:
Net investment income(1)	0.06		0.10		0.10		0.11		0.12	0.15
Net realized and unrealized gain (loss)	(0.40)		(0.09)		0.00		(0.06)		(0.02)	0.09
Total income (loss) from investment operations	(0.34)		0.01		0.10		0.05		0.10	0.24
Less dividends from net investment income	(0.07)		(0.10)		(0.10)		(0.11)		(0.12)	(0.11)
Net asset value, end of period	$1.22		$1.63		$1.72		$1.72		$1.78	$1.80
Total Return(2)	(21.05	)%(4)	0.70%		6.04%		3.25%		5.58%	14.65%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.65	%(5)(6)	2.33	%(6)	2.20	%(6)	1.84	%(7)	1.74%	1.70%
Net investment income	9.74	%(5)(6)	5.97	%(6)	5.64	%(6)	6.21	%(7)	6.62%	8.31%
Supplemental Data:
Net assets, end of period, in thousands	$8,080		$11,843		$15,085		$19,753		$27,378	$37,907
Portfolio turnover rate	44	%(4)	27%		26%		26%		43%	51%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  Not annualized.

  (5)  Annualized.

  (6)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of 0.01% for the six months ended February 28, 2009 and an effect of less than 0.005% for the years ended August 31, 2008 and August 31, 2007.

  (7)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
August 31, 2006	1.88%	6.17%

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED AUGUST 31,
	MONTHS ENDED
	FEBRUARY 28, 2009		2008		2007		2006		2005	2004
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$1.63		$1.73		$1.73		$1.79		$1.80	$1.68
Income (loss) from investment operations:
Net investment income(1)	0.07		0.12		0.11		0.12		0.13	0.16
Net realized and unrealized gain (loss)	(0.40)		(0.10)		0.01		(0.05)		(0.01)	0.08
Total income (loss) from investment operations	(0.33)		0.02		0.12		0.07		0.12	0.24
Less dividends from net investment income	(0.07)		(0.12)		(0.12)		(0.13)		(0.13)	(0.12)
Net asset value, end of period	$1.23		$1.63		$1.73		$1.73		$1.79	$1.80
Total Return(2)	(20.07	)%(4)	0.95%		6.92%		4.11%		7.04%	14.93%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.80	%(5)(6)	1.48	%(6)	1.35	%(6)	1.01	%(7)	0.91%	0.85%
Net investment income	10.59	%(5)(6)	6.82	%(6)	6.48	%(6)	7.04	%(7)	7.45%	9.16%
Supplemental Data:
Net assets, end of period, in thousands	$33,397		$48,535		$60,060		$71,911		$124,556	$154,639
Portfolio turnover rate	44	%(4)	27%		26%		26%		43%	51%

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

(4)  Not annualized.

(5)  Annualized.

(6)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of 0.01% for the six months ended February 28, 2009 and an effect of less than 0.005% for the years ended August 31, 2008 and August 31, 2007.

(7)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
August 31, 2006	1.05%	7.00%

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. What Personal Information Do We Collect About You?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

■  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

■  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

■  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

■  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

■  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service

Morgan Stanley High Yield Securities Inc.

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

preferences, through the use of "cookies." "Cookies" recognize your computer each time your return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. Information We Disclose to Our Affiliated Companies. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2009 Morgan Stanley

HYLSAN
IU09-01696P-Y02/09

INVESTMENT MANAGEMENT

Morgan Stanley
High Yield Securities Inc.

Semiannual Report

February 28, 2009

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley High Yield Securities Inc.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
April 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
April 16, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 16, 2009